Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Leases - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Operating Leases
Operating lease right-of-use assets	$ 1,137,906	$ 1,290,608	$ 1,290,608	$ 1,694,201
Current operating lease liabilities	315,495	365,542	365,542	466,669
Non current operating lease liabilities	912,452	1,009,681	1,009,681	1,284,755
Total operating lease liabilities	1,227,947	1,375,223	1,375,223	1,751,424
Finance Leases
Property and equipment, at cost	5,894,099	5,923,555	5,923,555	6,012,559
Accumulated depreciation		(4,117,406)	(4,117,406)	(4,179,272)
Accumulated impairment	(1,797,167)	(1,806,149)	(1,806,149)	(1,833,287)
Property and equipment, net
Current finance lease liabilities	5,989,040	5,738,239	5,738,239	1,257,423
Non current finance lease liabilities				5,098,262
Total finance lease liabilities	$ 5,989,040	$ 5,738,239	$ 5,738,239	$ 6,355,685
Weighted Average Remaining Lease Term
Operating leases	54 months	58 months	58 months	63 months
Finance leases	24 months	30 months	30 months	41 months
Weighted Average Discount Rate
Operating leases	13.00%	13.00%	13.00%	13.00%
Finance leases	8.00%	9.00%	9.00%	10.00%